Organization and Significant Accounting Policies - Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 16, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Adjustments to estimated fair value	$ (1,271)	$ (679)	$ (623)	$ (2,405)	$ 754
Warrants [Member]
Fair Value Disclosures [Abstract]
Beginning balance		4,216	$ 4,925	4,925
Issuances of warrants				4,831	5,986
Exercise of warrants		(182)		(104)	(1,815)
Adjustments to estimated fair value		(679)		(2,405)	754
Warrants exchanged for common stock				(3,031)
Ending balance		$ 3,355		$ 4,216	$ 4,925